Junior Subordinated Debt Securities (Junior Subordinated Debt Securities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Junior Subordinated Notes	$ 3,193	$ 3,193
MetLife Inc $500M Maturing 2069 [Member]
Debt Instrument [Line Items]
Issue Date	Jul. 08, 2009
Face Value	500
Debt Instrument, Interest Rate, Stated Percentage	10.75%
Debt Conversion, Converted Instrument, Expiration or Due Date, Month and Year	2039-08
Debt Instrument, Description of Variable Rate Basis	LIBOR + 7.548%
Debt Instrument, Basis Spread on Variable Rate	7.548%
Final Maturity	Aug. 01, 2069
Debt Instrument, Principal Outstanding	500	500
MetLife Capital Trust X $750M Maturing 2068 [Member]
Debt Instrument [Line Items]
Issue Date	Apr. 08, 2008
Face Value	750
Debt Instrument, Interest Rate, Stated Percentage	9.25%
Debt Conversion, Converted Instrument, Expiration or Due Date, Month and Year	2038-04
Debt Instrument, Description of Variable Rate Basis	LIBOR + 5.540%
Debt Instrument, Basis Spread on Variable Rate	5.54%
Final Maturity	Apr. 08, 2068
Debt Instrument, Principal Outstanding	750	750
MetLife Capital Trust IV $700M Maturing 2067 [Member]
Debt Instrument [Line Items]
Issue Date	Dec. 15, 2007
Face Value	700
Debt Instrument, Interest Rate, Stated Percentage	7.875%
Debt Conversion, Converted Instrument, Expiration or Due Date, Month and Year	2037-12
Debt Instrument, Description of Variable Rate Basis	LIBOR + 3.960%
Debt Instrument, Basis Spread on Variable Rate	3.96%
Final Maturity	Dec. 15, 2067
Debt Instrument, Principal Outstanding	695	695
MetLife Inc $1,250M Maturing 2066 [Member]
Debt Instrument [Line Items]
Issue Date	Dec. 19, 2006
Face Value	1,250
Debt Instrument, Interest Rate, Stated Percentage	6.40%
Debt Conversion, Converted Instrument, Expiration or Due Date, Month and Year	2036-12
Debt Instrument, Description of Variable Rate Basis	LIBOR + 2.205%
Debt Instrument, Basis Spread on Variable Rate	2.205%
Final Maturity	Dec. 15, 2066
Debt Instrument, Principal Outstanding	$ 1,248	$ 1,248